RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - NOTIONAL PRINCIPAL OR QUANTITY INFORMATION (Details)
€ in Millions, ¥ in Millions, £ in Millions, MWh in Millions, MMBbls in Millions, Bcf in Millions, $ in Millions, $ in Millions
	Dec. 31, 2018 CAD ($) MWh Bcf MMBbls	Dec. 31, 2018 EUR (€) MWh Bcf MMBbls	Dec. 31, 2018 USD ($) MWh Bcf MMBbls	Dec. 31, 2018 GBP (£) MWh Bcf MMBbls	Dec. 31, 2018 JPY (¥) MWh Bcf MMBbls	Dec. 31, 2017 CAD ($) MWh Bcf MMBbls	Dec. 31, 2017 EUR (€) MWh Bcf MMBbls	Dec. 31, 2017 USD ($) MWh Bcf MMBbls	Dec. 31, 2017 GBP (£) MWh Bcf MMBbls	Dec. 31, 2017 JPY (¥) MWh Bcf MMBbls
Foreign exchange contracts - United States dollar or GBP or Japanese yen forwards - purchase
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Notional Amount		€ 226	$ 925	£ 0	¥ 32,662
2020 Notional Amount		0	1	0	0
2021 Notional Amount		0	0	0	0
2022 Notional Amount		0	0	0	20,000
2023 Notional amount		0	0	0	0
Thereafter		0	0	0	¥ 0
Total Notional Amount Outstanding							€ 655	$ 759	£ 18	¥ 52,662
Foreign exchange contracts - United States dollar or GBP forwards - sell
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Notional Amount		0	4,969	89
2020 Notional Amount		23	4,893	25
2021 Notional Amount		94	3,608	27
2022 Notional Amount		94	1,944	28
2023 Notional amount		92	1,804	29
Thereafter		€ 606	$ 1,857	£ 120
Total Notional Amount Outstanding							€ 1,262	$ 16,167	£ 318
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Notional Amount	$ 8,616
2020 Notional Amount	6,243
2021 Notional Amount	4,188
2022 Notional Amount	412
2023 Notional amount	49
Thereafter	156
Total Notional Amount Outstanding						$ 7,138
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Notional Amount	0
2020 Notional Amount	0
2021 Notional Amount	0
2022 Notional Amount	0
2023 Notional amount	0
Thereafter	0
Total Notional Amount Outstanding						4,196
Interest rate contract - long term debt - Pay Fixed Rate
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Notional Amount	3,777
2020 Notional Amount	3,185
2021 Notional Amount	1,596
2022 Notional Amount	0
2023 Notional amount	0
Thereafter	0
Total Notional Amount Outstanding						5,402
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Notional Amount	35
2020 Notional Amount	20
2021 Notional Amount	0
2022 Notional Amount	0
2023 Notional amount	0
Thereafter	$ 0
Total Notional Amount Outstanding						$ 90
Commodity contracts | Natural gas
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Nonmonetary Notional Amount | Bcf	(141)	(141)	(141)	(141)	(141)
2020 Nonmonetary Notional Amount | Bcf	(16)	(16)	(16)	(16)	(16)
2021 Nonmonetary Notional Amount | Bcf	(6)	(6)	(6)	(6)	(6)
2022 Nonmonetary Notional amount | Bcf	(4)	(4)	(4)	(4)	(4)
2023 Nonmonetary Notional Amount | Bcf	0	0	0	0	0
Thereafter | Bcf	0	0	0	0	0
Derivative Nonmonetary Notional Amount Outstanding | Bcf						(159)	(159)	(159)	(159)	(159)
Commodity contracts | Crude oil
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Nonmonetary Notional Amount | MMBbls	4	4	4	4	4
2020 Nonmonetary Notional Amount | MMBbls	0	0	0	0	0
2021 Nonmonetary Notional Amount | MMBbls	0	0	0	0	0
2022 Nonmonetary Notional amount | MMBbls	0	0	0	0	0
2023 Nonmonetary Notional Amount | MMBbls	0	0	0	0	0
Thereafter | MMBbls	0	0	0	0	0
Derivative Nonmonetary Notional Amount Outstanding | MMBbls						(3)	(3)	(3)	(3)	(3)
Commodity contracts | NGL
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 Nonmonetary Notional Amount | MMBbls	0	0	0	0	0
2020 Nonmonetary Notional Amount | MMBbls	0	0	0	0	0
2021 Nonmonetary Notional Amount | MMBbls	0	0	0	0	0
2022 Nonmonetary Notional amount | MMBbls	0	0	0	0	0
2023 Nonmonetary Notional Amount | MMBbls	0	0	0	0	0
Thereafter | MMBbls	0	0	0	0	0
Derivative Nonmonetary Notional Amount Outstanding | MMBbls						(12)	(12)	(12)	(12)	(12)
Commodity contracts | Power
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 | MWh	64	64	64	64	64
2020 | MWh	66	66	66	66	66
2021 | MWh	(3)	(3)	(3)	(3)	(3)
2022 | MWh	(43)	(43)	(43)	(43)	(43)
2023 | MWh	(43)	(43)	(43)	(43)	(43)
Thereafter | MWh	(43)	(43)	(43)	(43)	(43)
Derivative Nonmonetary Rate Notional Amount Outstanding | MWh						(43)	(43)	(43)	(43)	(43)